UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment (    ); Amendment Number: ______________

This Amendment  (Check only one.) :     (    )  is a restatement.
                                        (    )  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: TIFF Advisory Services, Inc. (formerly known as Foundation Advisers, Inc.)

Address:   590 Peter Jefferson Parkway, Suite 250

           Charlottesville, VA  22911

Form 13F File Number: 028-11995

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is it understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Tina Leiter

Title:     Chief Compliance Officer, TIFF Advisory Services, Inc.

Phone:     434-817-8200


Signature, Place, and Date of Signing:

/s/ Tina Leiter                Charlottesville, VA     2/13/2006
(Signature)                    (City, State)           (Date)

Report Type  (Check only one.):

(    )     13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

(    )     13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported in this report and a portion are reported by other reporting manager(s).)

( X  )     13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

List of Other Managers Reporting for this Manager:

Form 13F File Number      Name

28-05508                  Aronson+Johnson+Ortiz, L.P.

28-04441                  Westport Asset Management, Inc.

28-04097                  Shapiro Capital Management Company Inc.

28-11450                  Mondrian Investment Partners, LTD.

28-6422                   Marathon Asset Management, LLP

28-04557                  Wellington Management Company, LLP

28-10835                  K.G. Redding & Associates, LLC

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     4

Form 13F Information Table Value Total (in thousands):     $45,622


List of Other Included Managers:     None

Provide a numbered list of the name(s) and Form 13F file numbers (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

Item 1:       Item 2:        Item 3:       Item 4:       Item 5:          Item 6:           Item 7:              Item 8:
                                                                         Investment                          Voting Authority
                                                                         Discretion
Name            Title        CUSIP       Fair Market     Shares or     (a)   (b)  (c)       Managers       (a)     (b)   (c)
of            of Class                      Value        Principal    Sole Shared Shared                   Sole  Shared  None
Issuer                                      (000)           Amt.                  Other


iShares        MSCI
Inc.           S. Korea      464286772      3,952         80,000       X                                  80,000

iShares        MSCI
Trust          Emerging
               Market        464287234      23,941        209,700      X                                  209,700

iShares        MSCI
Trust          EAFE
               Index         464287465      17,692        241,500      X                                  241,500

Pacific Rim    Common
Mining Corp.   Stock         694915208        37          35,000       X                                  35,000
